Trade payables (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ 5,430	$ 5,464
Third Parties In Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,574	3,497
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,849	1,935
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 7	$ 32